Loan Servicing Assets - Estimated Amortization Expense (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
2020	$ 406
2021	352
2022	298
2023	243
2024	188
Thereafter	236
Total	$ 1,723	$ 1,850	$ 2,125	$ 2,271